Note 20 - Adoption of Plan of Conversion and Reorganization	6 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

Note 20 – Adoption of Plan of Conversion and Reorganization

On November 17, 2014, the Boards of Directors of the Company, the Bank and the MHC adopted a Plan of Conversion and Reorganization (the “Plan”) pursuant to which the MHC will undertake a “second-step” conversion and both the MHC and the Company will cease to exist. The Bank will reorganize from the two-tier mutual holding company form of organization to a fully-public stock holding company form of organization. The terms of the Plan provide for the sale of shares of a newly-formed holding company representing the MHC’s ownership interest in the Company and for the exchange of shares of the Company for shares of the new holding company pursuant to an exchange ratio designed to approximate the existing shareholders’ percentage ownership interest, after giving effect to assets held at the MHC level and dividends previously waived by the MHC as required by bank regulatory requirements.

MSB Financial Corp. (“MSB Financial – Maryland”), a Maryland-chartered holding company, will offer shares of its common stock for sale to the Bank’s eligible account holders, to the Bank’s employee stock ownership plan and to members of the general public in a subscription and community offering in the manner, and subject to the priorities, set forth in the Plan. The highest priority will be depositors with qualifying deposits as of September 30, 2013.

At the time of conversion, liquidation accounts will be established in an amount equal to the percentage of the outstanding shares of the Company owned by the MHC before completion of the conversion, multiplied by the Company’s total stockholders’ equity as reflected in the latest statement of financial condition contained in the final offering prospectus for the conversion, plus the value of the net assets of the MHC as reflected in the latest statement of financial condition of the MHC before the effective date of the conversion. The liquidation accounts will be maintained for the benefit of eligible account holders and supplemental eligible account holders (collectively, “eligible depositors”) who continue to maintain their deposit accounts in the Bank after the conversion. In the event of a complete liquidation of the Bank or the Bank and MSB Financial - Maryland (and only in such event), eligible depositors who continue to maintain accounts shall be entitled to receive a distribution from the liquidation account before any liquidation may be made with respect to common stock. Neither MSB Financial - Maryland nor the Bank may declare or pay a cash dividend if the effect thereof would cause its equity to be reduced below either the amount required for the liquidation account or the regulatory capital requirements applicable to the Bank or MSB Financial - Maryland.

The transactions contemplated by the Plan of Conversion are subject to approval by the shareholders of the Company, the depositors of the Bank and the Board of Governors of the Federal Reserve System. If the conversion and offering are completed, eligible conversion and offering costs will be netted against the offering proceeds. If the conversion and offering are terminated, such costs will be expensed.